Commitments and Contingencies - Summary of Financing for Longship-Seine River Vessels and Longships (Details) $ in Thousands	12 Months Ended
Dec. 31, 2024 USD ($) Vessel
Disclosure of commitments and contingencies [line items]
Number of Vessels	83
River Vessels
Disclosure of commitments and contingencies [line items]
Number of Vessels	11
Aggregate Price | $	$ 427,956
River Vessels | Longships
Disclosure of commitments and contingencies [line items]
Number of Vessels	4
Aggregate Price | $	$ 162,800
Delivery Date	2025
River Vessels | Longship-Seine
Disclosure of commitments and contingencies [line items]
Number of Vessels	2
Aggregate Price | $	$ 77,606
Delivery Date	2025
River Vessels | Longship-Douro
Disclosure of commitments and contingencies [line items]
Number of Vessels	1
Aggregate Price | $	$ 24,750
Delivery Date	2025
River Vessels | Longships
Disclosure of commitments and contingencies [line items]
Number of Vessels	4
Aggregate Price | $	$ 162,800
Delivery Date	2026